Investment in equity accounted investees (Details Textual) ₨ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Investments accounted for using equity method [Line Items]
Dividends received from investments accounted for using equity method				₨ 392
Kunshan Rotam Reddy Pharmaceuticals Co. Limited [Member]
Investments accounted for using equity method [Line Items]
Proportion of ownership interest in joint venture	51.30%	51.30%	51.30%	51.30%